NWS GLOBAL PROPERTY FUND
NWS GLOBAL PROPERTY FUND
Investment Objective
The NWS Global Property Fund (the "Fund") seeks to generate maximum total return through current income and capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	NWS GLOBAL PROPERTY FUND Institutional Shares
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase, if applicable)	1.50%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	NWS GLOBAL PROPERTY FUND Institutional Shares
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	16.40%
Total Annual Fund Operating Expenses	17.15%	[1]
Fee Waiver and/or Expense Reimbursement	(16.25%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.90%
[1]	Total Annual Operating Expenses do not correlate to the ratio of expenses to average net assets given in the financial highlights due to a reduction in the expense cap for the Fund.
[2]	Northwood Securities LLC ("NWS" or the "Adviser") has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) to 0.90% through June 30, 2019 ("Expense Cap"). The Expense Cap may only be raised or eliminated with the consent of the Board of Trustees. The Adviser may be reimbursed by a Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is approved by the Board, made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement of the Fund to exceed the lesser of (i) the then-current expense cap, and (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that it reflects the Expense Cap through the time periods described below. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not redeem your shares at the end of each period described below, your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
NWS GLOBAL PROPERTY FUND | Institutional Shares | USD ($)	92	3,242	5,673	9,592

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 27% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of its net assets (including borrowings for investment purposes) in the equity securities and equity-linked securities of global real estate companies with a primary emphasis on real estate investment trusts ("REITs") or other real estate companies that are "principally engaged" in the ownership, construction, development, management, financing, or sale of commercial, industrial, and/or residential real estate. For purposes of this policy, "principally engaged" means that at least 50% of a company's revenues are derived from such real estate activities or at least 50% of the fair market value of a company's assets are invested in real estate. The Fund will not change this policy unless it notifies shareholders at least 60 days in advance.

Global real estate companies may include hotel and gaming companies, retailers, theatre companies, and real estate developers of any size market capitalization, including mid, small and micro capitalization companies. The Fund invests primarily in developed market countries and selectively in emerging market countries around the world. The equity securities in which the Fund may invest include common stock, preferred stock, and convertible securities. The equity-linked securities in which the Fund may invest include depositary receipts and rights and warrants.

In selecting securities for the Fund's portfolio, the Adviser employs a combination "top-down" and "bottom up" approach that focuses on companies that it believes are well positioned to benefit from future trends in countries that have established real estate markets with appropriate risk/return profiles. The Adviser focuses on securities that provide capital appreciation, current income and liquidity.

The Fund is non-diversified, which means that the Fund may hold larger positions in fewer securities than other funds.

Principal Investment Risks

Losing all or a portion of your investment is a risk of investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. More information on the Fund's principal investment strategies and principal risks is contained in the Fund's Statement of Additional Information (the "SAI"). The following principal risks could affect the value of your investment:

Convertible Securities Risk. Investments in convertible securities entail some of the risks of both equity and debt securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with the fluctuations in the market value of the underlying securities or any changes in the issuer's credit rating. Convertible securities are subject to the risk that the credit rating of the issuer may have an effect on the value of the convertible securities.

Depositary Receipts Risk. The risks of depositary receipts include, but are not limited to, fluctuations in foreign currencies and foreign investment risks, such as political and financial instability, less liquidity and greater volatility, lack of uniform accounting, auditing and financial reporting standards and increased price volatility. In addition, depositary receipts may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading. Investments in unsponsored depositary receipts may be subject to additional risks.

Emerging Markets Risk. Emerging markets investments are subject to the same risks as foreign investments and to additional risks due to greater political and economic uncertainties as well as a relative lack of information about companies in such markets. Securities traded on emerging markets are potentially illiquid and may be subject to volatility and high transaction costs.

Equity Risk. Equity holdings, which include common stocks, may decline in value because of changes in the price of a particular holding or a broad stock market decline. Common stock ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a security may decline for a number of reasons that directly relate to the issuer of a security or broader economic or market events including changes in interest rates.

Foreign Currency Risk. The Fund's net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to the blockage of foreign currency exchanges or otherwise.

Foreign Investments Risk. Foreign investments may be subject to the same risks as domestic investments and to additional risks which include international trade, currency, political, regulatory and diplomatic risks, which may affect their value. Also, foreign securities are subject to the risk that their market price may not reflect the issuer's condition because there is not sufficient publicly available information about the issuer. Investments in securities of foreign issuers may also be subject to foreign withholding and other taxes.

Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Large Capitalization Company Risk. The Fund's investments in large capitalization companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.

Management Risk. The Fund's ability to achieve its investment objective depends on the ability of the Adviser to correctly identify economic trends, especially with regard to accurately forecasting inflationary and deflationary periods.

Mid Capitalization Company Risk. Investments in mid capitalization companies may be less liquid and their securities' prices may fluctuate more than those of larger, more established companies. These factors could adversely affect the Fund's ability to sell such securities at a desirable time and price.

Non-Diversification Risk. The Fund is non-diversified. Performance of a non-diversified fund may be more volatile than performance of a diversified fund.

Preferred Stock Risk. Preferred stock is a class of a capital stock that typically pays dividends at a specified rate. Preferred stock is generally senior to common stock, but subordinate to debt securities, with respect to the payment of dividends and on liquidation of the issuer. The market value of preferred stock generally decreases when interest rates rise and is also affected by the issuer's ability to make payments on the preferred stock.

Real Estate and Equity REIT Concentration Risk. Because the Fund concentrates its net assets in the real estate sector (by investing in equity REITs and other companies that invest in real estate assets), it is particularly vulnerable to the risks of the real estate sector, including those specific to equity REITs. Declines in real estate values, changes in interest rates, economic downturns, overbuilding and changes in zoning laws and government regulations can have a significant negative effect on companies in the real estate industry. Extended vacancies, a decline in rental income, failure to collect rents, increased competition from other properties and poor management can also affect the value and performance of equity REITs and companies that invest in real estate assets.

•	REIT Investments Risk. In this Prospectus, "REITs" are defined as companies that are permitted by local regulations to avoid payment of taxes at the corporate level by paying out a substantial portion of income to shareholders as dividends. The value of an individual REIT's securities can decline if the REIT fails to continue qualifying for special tax treatment. Further, the Fund, and in turn its shareholders, will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Fund. Shareholders may also invest in REITs directly and, thus, avoid such duplicative fees. Different REIT structures may implicate different risks based on the strategies employed (e.g., whether a particular REIT employs leverage), underlying real property type (e.g., hotels have a different set of risks than shopping malls), and geographic area of the underlying real estate of the REIT.

•	Interest Rate Risk. Interest rate risk is the risk that preferred securities, and to a lesser extent dividend paying common stocks, may decline in value because of changes in market interest rates. When market interest rates rise, the market value of such securities generally will fall. Generally, the market values of securities with longer maturities are more sensitive to changes in interest rates. Specific investments may be more or less affected by changes in interest rates. For example, mortgage REITs, derive their income from interest payments on such loans and are more likely to be impacted by fluctuations in interest rates.

Rights and Warrants Risk. Rights and warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities that may be purchased nor do they represent any rights in the assets of the issuing company. Also, the value of a right or warrant does not necessarily change with the value of the underlying securities and a right or warrant ceases to have value if it is not exercised prior to the expiration date. If a right or warrant held by the Fund is not exercised by the date of its expiration, the Fund would lose the entire purchase price of the right or warrant.

Small and Micro Capitalization Company Risk. The Fund's investments in small and micro capitalization companies may be less liquid and their securities' prices may fluctuate more than those of larger, more established companies. These factors could adversely affect the Fund's ability to sell such securities at a desirable time and price.

Stock Market Risk. Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.

Performance Information

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the performance of the Institutional Shares from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance. Updated performance information is available by calling (844) 218-5182 (toll free).

Performance information represents only past performance and does not necessarily indicate future results.

Annual Returns as of December 31

The calendar year-to-date total return as of March 31, 2018 was -3.78%.

During the period shown, the highest return for a quarter was 4.77% for the quarter ended December 31, 2017, and the lowest return was 2.05% for the quarter ended September 30, 2017.

Average Annual Total Returns (For the periods ended December 31, 2017)
Average Annual Total Returns - NWS GLOBAL PROPERTY FUND	1 Year	Since Inception	Inception Date
Institutional Shares	13.94%	14.40%	Dec. 16, 2016
Institutional Shares | After Taxes on Distributions	11.32%	11.70%
Institutional Shares | After Taxes on Distributions and Sales	7.91%	9.76%
FTSE EPRA/NAREIT Developed Index (reflects no deduction for fees, expenses or taxes)	11.42%	13.41%
FTSE EPRA/NAREIT North America Index (reflects no deduction for fees, expenses or taxes)	4.57%	6.26%
FTSE EPRA/NAREIT Developed Asia Index (reflects no deduction for fees, expenses or taxes)	16.10%	17.67%
FTSE EPRA/NAREIT Developed Europe Index (reflects no deduction for fees, expenses or taxes)	29.12%	33.35%

FTSE EPRA/NAREIT Developed Index – is designed to track the performance of listed real estate companies and Real Estate Investment Trusts ("REITs") in developed markets worldwide.

FTSE EPRA/NAREIT North America Index – is designed to track the performance of listed real estate companies and Real Estate Investment Trusts ("REITs") in North American markets, which include US and Canada.

FTSE EPRA/NAREIT Developed Asia Index – is designed to track the performance of listed real estate companies and Real Estate Investment Trusts ("REITs") in developed Asian markets, which include the following markets: Australia, Hong Kong, Japan, New Zealand and Singapore.

FTSE EPRA/NAREIT Developed Europe Index – is designed to track the performance of listed real estate companies and Real Estate Investment Trusts ("REITs") in developed European markets, which include the following markets: Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Norway, Spain, Sweden, Switzerland, and the United Kingdom (including the Channel Islands).

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.